Earnings per share	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic and diluted net income per share for the three and nine months ended September 30 are calculated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Net income attributable to common shareholders	4,959	4,047	$14,826	$(382)

Basic weighted average number of common shares outstanding	30,221,380	32,474,975	30,296,756	32,907,374
Stock options	365,478	730,652	390,798	—
DSUs	141,106	113,272	124,898	—
RSUs	212,208	194,202	201,499	—
Diluted weighted average number of common shares outstanding	30,940,172	33,513,101	31,013,951	32,907,374

Basic earnings per common share	$0.16	$0.12	$0.49	$(0.01)
Diluted earnings per common share	$0.16	$0.12	$0.48	$(0.01)
For the three and nine months ended September 30, 2024, there were 46,831 and 33,744 stock options, respectively, (three and nine months ended September 30, 2023 - 87,867 and all stock options, respectively) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.